Acquisitions and Disposals - Transaction Related Costs - Catlin (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Liabilities at beginning of period	$ 57,289
Costs incurred	54,987	$ 156,368
Payments	51,344	99,079
Liabilities at end of period	60,932	57,289
Severance related costs
Business Acquisition [Line Items]
Liabilities at beginning of period	16,127
Costs incurred	16,758	47,185
Payments	16,535	31,058
Liabilities at end of period	16,350	16,127
Retention and other compensation costs
Business Acquisition [Line Items]
Liabilities at beginning of period	16,969
Costs incurred	8,006	35,310
Payments	17,466	18,341
Liabilities at end of period	7,509	16,969
Facilities-related costs
Business Acquisition [Line Items]
Liabilities at beginning of period	818
Costs incurred	6,103	14,744
Payments	1,040	13,926
Liabilities at end of period	5,881	818
Consulting and other
Business Acquisition [Line Items]
Liabilities at beginning of period	23,375
Costs incurred	24,120	59,129
Payments	16,303	35,754
Liabilities at end of period	$ 31,192	$ 23,375